As filed with the U.S. Securities and Exchange Commission on June 11, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2018

ZIEGLER FLOATING RATE FUND
-	CLASS A (ZFLAX)
-	CLASS C (ZFLCX)
-	INSTITUTIONAL CLASS (ZFLIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2018

www.zcmfunds.com

Table of Contents

Ziegler Floating Rate Fund
Shareholder Letter	1
Allocation of Portfolio Holdings	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Expense Example	18
Other Information	19
Privacy Notice	20

Ziegler Floating Rate Fund
Semi-Annual Period Ending March 31, 2018

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Floating Rate Fund (the “Fund”) for the six-month period ended March 31, 2018.

For the six-month period from October 1, 2017 through March 31, 2018, the Fund’s return was 2.88% for Institutional Class shares, 2.76% for Class A shares without sales charge, -1.62% for Class A shares with sales charge, 2.35% for Class C shares without sales charge, and 1.35% for Class C shares with sales charge.

We launched the Fund with $5 million in investment capital on April 1, 2016. Since that time, we are pleased with the growth in assets, ending the period with $69.6 million.

Market Environment
Reduced bank loan issuance coupled with an increased demand for bank loans has resulted in much of the bank loan market trading above par. In fact, it is an opportune time to be issuing high yield debt if you are a higher rated borrower.  Collateralized Loan Obligations (CLOs) are still the biggest buyers of leveraged loans.  In the first quarter of 2018, CLO issuance totaling $31.7 billion was greater than the $17.4 billion for the same period in 2017, and greater than the $26.7 billion during the record-setting period in 2013. As a result, loan prices continued to be high and spreads tight as many institutional buyers including specialized credit funds, insurance companies and commercial banks, fuel the robust demand for leveraged loans.

The Leveraged Loan market continued to perform well with significant refinancings in the most recent quarter, albeit off 33% from the record set in 1Q17.  Total Institutional issuance for the first quarter of 2018 stands at $185 billion, 37% below last year’s strong levels, but above the average for first quarters historically. Refinancing activity represented nearly 68% of total volume, versus 75% a year ago. Institutional Leveraged Loans outstanding are $979 billion, an increase of $24 billion from the end of 2017.  Our outlook for the second and third quarters calls for continued stability in the loan market, despite potentially increased volatility in other parts of the capital markets. We attribute this continued strength to three main factors:  1) A fundamental supply/demand imbalance in leveraged loans; 2) A constructive earnings outlook across multiple industry sectors; and 3) The probability of future interest rate increases encouraging further cash inflows into loans.

Performance Discussion
For the six-month period ending March 31, 2018, the Fund’s Institutional Class returned 2.88% outperforming the benchmark, the Credit Suisse Leveraged Loan Index’s return of 2.75% by 0.13%.  The performance was due to significantly lower exposure to the weaker performing industries, such as Consumer Durables and Consumer Non-Durables, which were the worst performers during the period.  We continued to diversify the portfolio as we have increased the number of distinct positions to 96, as of March 31, 2018, which was up from 65, as of September 2017.

Outlook
Against a backdrop of modest economic growth and benign credit conditions, we believe the Leveraged Loan Market will be a steady performer through the end of 2018 and perhaps beyond.  Absent a material weakening in economic conditions we expect the market to be dominated by supply/demand dynamics, keying off mergers and acquisition activity, CLO formation, and bank loan mutual fund flows.  Downside risks in this environment are sector- and credit-specific, such as the substantial weakness emerging in the retail sector resulting from technological disruption.

The Federal Reserve raised rates three times in 2017 and again in March 2018.  Consensus is that they will raise interest rates twice again before the end of this year. From our perspective, growth in jobs, wages and consumer spending is fueling the Fed’s position. In light of these indicators, the Fed may believe the U.S. economy may be able to withstand a higher rate environment and we expect additional rate increases if this growth continues.

While we continue to focus on large cap, highly liquid loans, we have shifted a portion of the portfolio (10-15%) to smaller sized loan facilities to seek to increase yield.  The cash balance was 1.82% at the end of March 2018. We expect the portfolio cash balance to range between 1.0% to 3.0% to allow for redemptions and cash purchases. We will continue to trade out of those loans we feel have reached their price limit, replacing them with loans with greater total return potential.

We would like to take this opportunity to thank you for the confidence and trust you have placed in us. We appreciate the opportunity to invest on your behalf.

Sincerely,

John D’Angelo Senior Portfolio Manager	George Marshman Senior Portfolio Manager

Scott Roberts
Portfolio Manager

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Earnings growth is not representative of the Fund’s future performance.

Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective.  The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, new fund risk, regulatory risk, and unrated securities risk.

The report must be preceded or accompanied by a prospectus.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. The index inception is January 1992.

It is not possible to invest directly in an index.

The Ziegler Floating Rate Fund is distributed by Quasar Distributors, LLC.

Ziegler Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2018 (Unaudited)

BUSINESS EQUIPMENT & SERVICES 17.6%
RETAILERS 11.2%
TELECOMMUNICATIONS 8.6%
FINANCIAL INTERMEDIARIES 7.6%
SHORT TERM INVESTMENT 6.3%
CHEMICALS & PLASTICS 6.2%
HEALTH CARE 5.9%
INDUSTRIAL EQUIPMENT 3.8%
BUILDING & DEVELOPMENT 3.7%
LEISURE GOODS/ACTIVITIES/MOVIES 3.6%
UTILITIES 3.5%
SURFACE TRANSPORT 3.3%
PUBLISHING 3.2%
LODGING & CASINOS 3.2%
DRUGS 2.1%
AIR TRANSPORT 1.4%
FOOD PRODUCTS 1.1%
CONTAINERS & GLASS PRODUCTS 1.1%
STEEL 1.0%
RADIO & TELEVISION 0.7%
OIL & GAS 0.7%
NONFERROUS METALS/MINERALS 0.7%
INSURANCE 0.7%
FOOD SERVICE 0.7%
ELECTRONICS/ELECTRIC 0.7%
CABLE & SATELLITE TELEVISION 0.7%
AUTOMOTIVE 0.7%

Item 1. Reports to Stockholders.

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 97.5%
	AIR TRANSPORT ― 1.5%
$992,472	Air Medical Group Holdings, Inc. (1 Month USD LIBOR + 3.250%)	4.936%	4/28/2022	$997,916

	AUTOMOTIVE ― 0.7%
498,750	Belron Finance US LLC (3 Month USD LIBOR + 2.500%)	4.293	11/7/2024	502,074

	BUILDING & DEVELOPMENT ― 3.9%
500,000	Beacon Roofing Supply, Inc. (1 Month USD LIBOR + 2.250%)	3.936	1/2/2025	503,260
994,956	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	4.877	10/25/2023	921,891
722,663	SRS Distribution, Inc. (1 Month USD LIBOR + 3.250%)	5.127	8/25/2022	728,535
512,185	SRS Distribution, Inc. (3 Month USD LIBOR + 3.250%)	5.552	8/25/2022	516,347
				2,670,033
	BUSINESS EQUIPMENT & SERVICES ― 18.4%
493,750	Blackboard, Inc. (3 Month USD LIBOR + 5.000%)	6.734	6/30/2021	462,120
1,478,672	BMC Software Finance, Inc. (1 Month USD LIBOR + 3.250%)	5.127	9/12/2022	1,487,825
419,597	Idera, Inc. (1 Month USD LIBOR + 4.500%)	6.380	6/28/2024	424,318
983,514	IG Investments Holdings, LLC (3 Month USD LIBOR + 3.500%)	5.802	10/29/2021	997,037
712,263	Jackson Hewitt Tax Service, Inc. (3 Month USD LIBOR + 7.000%)	8.772	7/30/2020	710,482
1,237,523	Kronos Inc. (1 Month USD LIBOR + 3.000%)	4.880	11/1/2023	1,246,873
993,488	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	6.130	1/22/2024	979,206
992,500	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	5.040	4/26/2024	981,126
497,486	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.500%)	5.377	2/9/2024	502,774
991,259	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	4.787	11/3/2023	988,628
500,000	Research Now Group, Inc. (6 Month USD LIBOR + 5.500%)	7.864	12/20/2024	497,658
131,468	SS&C Technologies Holdings Europe Sarl (3 Month USD LIBOR + 2.500%)	4.273	2/28/2025	132,255
368,532	SS&C Technologies, Inc. (3 Month USD LIBOR + 2.500%)	4.273	2/28/2025	370,740
984,975	TIBCO Software, Inc. (1 Month USD LIBOR + 3.500%)	5.380	12/4/2020	989,698
1,044,397	VF Holdings Corp. (1 Month USD LIBOR + 3.250%)	5.127	6/30/2023	1,054,627
498,750	West Corp. (1 Month USD LIBOR + 4.000%)	5.877	10/10/2024	504,049
250,000	West Corp. (3 Month USD LIBOR + 3.500%)	5.506	10/10/2024	250,676
				12,580,092
	CABLE & SATELLITE TELEVISION ― 0.7%
500,000	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	4.277	1/26/2026	500,705

	CHEMICALS & PLASTICS ― 6.4%
498,750	Ineous US Finance, LLC (1 Month USD LIBOR + 2.000%)	3.877	4/1/2024	500,807
704,225	Kraton Polymers, LLC (1 Month USD LIBOR + 2.500%)	4.377	3/5/2025	709,595
1,245,000	New Arclin U.S. Holdings, Inc. (3 Month USD LIBOR + 3.500%)	5.802	2/14/2024	1,257,705
997,500	Ring Container Technologies, LLC (1 Month USD LIBOR + 2.750%)	4.627	10/31/2024	1,001,400
150,785	Tronox Finance, LLC (3 Month USD LIBOR + 3.000%)	5.302	9/23/2024	152,293
347,965	Tronox Finance, LLC (3 Month USD LIBOR + 3.000%)	5.302	9/23/2024	351,445
433,061	Univar USA, Inc. (1 Month USD LIBOR + 2.500%)	4.377	7/1/2024	436,478
				4,409,723
	CONTAINERS & GLASS PRODUCTS ― 1.1%
754,089	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.627	2/6/2023	758,700

	DRUGS ― 2.2%
494,898	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	5.377	11/1/2019	496,321
500,000	Amneal Pharmaceuticals, LLC (3 Month USD LIBOR + 3.500%)	5.506	3/21/2025	500,938
527,243	Valeant Pharmaceuticals International, Inc. (1 Month USD LIBOR + 3.500%)	5.240	4/1/2022	533,401
				1,530,660
	ELECTRONICS/ELECTRIC ― 0.7%
481,250	KEMET Corp. (1 Month USD LIBOR + 6.000%)	7.877	4/26/2024	490,875

	FINANCIAL INTERMEDIARIES ― 7.9%
445,833	First American Payment Systems, L.P. (1 Month USD LIBOR + 4.750%)	6.440	1/5/2024	449,177
982,550	First Eagle Holdings, Inc. (3 Month USD LIBOR + 3.000%)	5.302	12/1/2022	992,990
997,500	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	5.302	7/1/2024	1,004,772

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	FINANCIAL INTERMEDIARIES ― 7.9% (Continued)
$486,910	Resolute Investment Managers, Inc. (3 Month USD LIBOR + 3.250%)	5.552	4/29/2022	$493,605
1,476,219	Russell Investments US Institutional Holdco, Inc. (3 Month USD LIBOR + 3.250%)	5.552	6/1/2023	1,486,988
1,000,000	Vantiv, LLC (1 Month USD LIBOR + 2.000%)	3.777	8/9/2024	1,006,430
				5,433,962
	FOOD PRODUCTS ― 1.1%
131,859	Weight Watchers International, Inc. (1 Month USD LIBOR + 4.750%)	6.430	11/29/2024	133,734
608,766	Weight Watchers International, Inc. (3 Month USD LIBOR + 4.750%)	6.450	11/29/2024	617,423
				751,157
	FOOD SERVICE ― 0.8%
500,000	IRB Holding Corp. (1 Month USD LIBOR + 3.250%)	4.936	2/5/2025	505,938

	HEALTH CARE ― 6.2%
744,482	Alvogen Pharma U.S., Inc. (1 Month USD LIBOR + 5.000%)	6.880	4/4/2022	747,583
496,250	GHX Ultimate Parent Corp. (3 Month USD LIBOR + 3.000%)	5.302	6/28/2024	498,731
1,000,000	NVA Holdings, Inc. (3 Month USD LIBOR + 2.750%)	5.052	2/3/2025	1,002,915
1,000,000	PharMerica Corp. (1 Month USD LIBOR + 3.500%)	5.211	12/6/2024	1,005,210
985,000	Prospect Medical Holdings, Inc. (1 Month USD LIBOR + 5.500%)	7.188	2/22/2024	987,463
				4,241,902
	INDUSTRIAL EQUIPMENT ― 4.0%
48,387	DG Investment Intermediate Holdings 2, Inc. (3 Month USD LIBOR + 3.000%)(3)	5.302	2/3/2025	48,387
451,613	DG Investment Intermediate Holdings 2, Inc. (3 Month USD LIBOR + 3.000%)	5.302	2/3/2025	451,613
746,250	Gardner Denver, Inc. (3 Month USD LIBOR + 2.750%)	5.052	7/30/2024	750,616
500,000	Generac Power Systems, Inc. (3 Month USD LIBOR + 2.000%)	3.695	5/31/2023	502,250
960,000	NN, Inc. (1 Month USD LIBOR + 3.250%)	5.127	4/2/2021	964,502
				2,717,368
	INSURANCE ― 0.8%
495,013	Acrisure, LLC (3 Month USD LIBOR + 4.250%)	5.991	11/22/2023	502,066

	LEISURE GOODS/ACTIVITIES/MOVIES ― 3.7%
500,000	Delta 2 Lux SARL (1 Month USD LIBOR + 2.500%)	4.377	2/1/2024	499,688
1,039,286	Life Time Fitness, Inc. (3 Month USD LIBOR + 2.750%)	4.734	6/10/2022	1,042,533
1,000,000	Lions Gate Capital Holdings LLC (1 Month USD LIBOR + 2.250%)	4.104	3/24/2025	1,004,375
				2,546,596
	LODGING & CASINOS ― 3.3%
498,750	Caesars Resort Collection LLC (1 Month USD LIBOR + 2.750%)	4.627	12/23/2024	502,630
239,067	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	4.627	8/14/2024	240,207
1,008,433	Scientific Games International, Inc. (2 Month USD LIBOR + 2.750%)	4.744	8/14/2024	1,013,244
500,000	Travelport Finance (Luxembourg) SARL (3 Month USD LIBOR + 2.500%)	4.401	3/17/2025	501,658
				2,257,739
	NONFERROUS METALS/MINERALS ― 0.7%
498,750	MRC Global, Inc. (1 Month USD LIBOR + 3.500%)	5.387	9/20/2024	503,895

	OIL & GAS ― 0.7%
500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 7.000%)	8.877	8/31/2020	498,543

	PUBLISHING ― 3.3%
497,500	Camelot Finance LP (1 Month USD LIBOR + 3.250%)	5.127	10/3/2023	501,186
1,742,598	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	7.052	11/3/2023	1,760,991
				2,262,177
	RADIO & TELEVISION ― 0.7%
497,500	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	4.627	11/29/2024	498,848

	RETAILERS ― 11.6%
239,430	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	6.438	8/22/2022	211,724
493,655	Aspen Dental Management, Inc. (3 Month USD LIBOR + 3.750%)	5.644	4/29/2022	496,123
249,370	CWGS Group LLC (1 Month USD LIBOR + 3.000%)	4.703	11/23/2023	250,358
400,000	CWGS Group LLC (3 Month USD LIBOR + 2.750%)	4.756	11/23/2023	401,584

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	RETAILERS ― 11.6% (Continued)
$997,500	Heartland Dental, LLC (3 Month USD LIBOR + 4.750%)	6.450	7/31/2023	$999,889
458,669	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	6.772	5/9/2022	446,055
981,250	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	7.686	5/1/2023	979,204
497,500	National Vision, Inc. (1 Month USD LIBOR + 2.750%)	4.627	11/20/2024	501,333
234,420	Party City Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.530	8/19/2022	235,575
14,947	Party City Holdings, Inc. (2 Month USD LIBOR + 2.750%)	4.750	8/19/2022	15,020
997,500	Staples, Inc. (3 Month USD LIBOR + 4.000%)	5.787	9/12/2024	989,894
446,816	Talbots, Inc. (The) (1 Month USD LIBOR + 4.500%)	6.377	3/19/2020	443,280
1,489,994	Western Dental Services, Inc. (1 Month USD LIBOR + 4.500%)	6.377	6/30/2023	1,507,687
399,000	YI, LLC (3 Month USD LIBOR + 4.000%)	6.302	11/7/2024	400,995
100,000	YI, LLC (3 Month USD LIBOR + 4.000%)(3)	6.302	11/7/2024	100,500
				7,979,221
	STEEL ― 1.1%
742,347	Dynacast International, LLC (3 Month USD LIBOR + 3.250%)	5.552	1/28/2022	747,451

	SURFACE TRANSPORT ― 3.5%
2,141	Garda World Security Corp. (Prime + 2.500%)	7.250	5/24/2024	2,164
847,899	Garda World Security Corp. (3 Month USD LIBOR + 3.500%)	5.506	5/24/2024	857,175
493,687	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	7.802	8/18/2022	500,270
1,000,000	Uber Technologies (3 Month USD LIBOR + 4.000%)	6.006	4/4/2025	1,005,780
				2,365,389
	TELECOMMUNICATIONS ― 8.9%
598,500	Charter Communications Operating LLC (1 Month USD LIBOR + 2.000%)	3.880	4/30/2025	601,397
1,000,000	Intelsat Jackson Holdings S.A. (3 Month USD LIBOR + 3.750%)	5.706	11/30/2023	1,002,155
498,747	Micro Holding Corp. (1 Month USD LIBOR + 3.750%)	5.527	9/13/2024	499,592
247,396	MTN Infrastructure TopCo, Inc. (1 Month USD LIBOR + 3.250%)	4.981	11/18/2024	248,942
252,604	MTN Infrastructure TopCo, Inc. (1 Month USD LIBOR + 3.250%)	4.981	11/18/2024	254,972
789,617	Polycom, Inc. (1 Month USD LIBOR + 5.250%)	7.090	9/27/2023	797,513
606,318	TVC Albany, Inc. (3 Month USD LIBOR + 4.000%)	6.302	9/18/2024	610,865
1,243,119	US TelePacific Corp. (3 Month USD LIBOR + 5.000%)	7.302	5/2/2023	1,210,176
492,522	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	5.104	8/18/2023	482,982
441,207	Windstream Services, LLC (1 Month USD LIBOR + 4.000%)	5.810	3/29/2021	425,582
				6,134,176
	UTILITIES ― 3.6%
149,180	Astoria Energy LLC (1 Month USD LIBOR + 4.000%)	5.880	12/24/2021	150,516
1,388,169	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	5.627	10/2/2023	1,411,594
940,500	Talen Energy Supply, LLC (1 Month USD LIBOR + 4.000%)	5.877	7/14/2023	927,568
				2,489,678

	TOTAL BANK LOANS
	(Cost $66,224,907)			$66,876,884

Shares
	SHORT TERM INVESTMENT ― 6.5%
4,480,809	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 1.55% (2)			$4,480,809
	TOTAL SHORT TERM INVESTMENT
	(Cost $4,480,809)			4,480,809

	TOTAL INVESTMENTS ― 104.0% (Cost $70,705,716)			$71,357,693
	Liabilities in Excess of Other Assets ― (4.0)%			(2,761,171)
	TOTAL NET ASSETS ― 100.0%			$68,596,522

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (Unaudited)

Assets:
Investments in securities at value (cost $70,705,716)	$71,357,693
Cash	927,647
Receivables:
Investment securities sold	249,987
Fund shares sold	725,000
Dividends and interest	173,240
Prepaid expenses	32,362
Total assets	73,465,929

Liabilities:
Payables:
Investment securities purchased	4,747,748
Fund shares redeemed	20,257
Distributions to shareholders	36,754
Due to Investment Adviser	10,528
Distribution Fees (Note 6)	5,808
Accrued other expenses and other liabilities	48,312
Total liabilities	4,869,407

Net Assets	$68,596,522

Components of Net Assets:
Paid-in capital	$67,860,958
Undistributed net investment income	26,364
Accumulated net realized gain on investments	57,223
Net unrealized appreciation on investments	651,977
Net Assets	$68,596,522

Class A:
Net Assets	$2,732,197
Issued and Outstanding	105,301
Net Asset Value and Redemption Price	$25.95
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$27.10

Class C:
Net Assets	$1,111,899
Issued and Outstanding	42,925
Net Asset Value, Redemption Price* and Offering Price Per Share	$25.90

Institutional Class:
Net Assets	$64,752,426
Issued and Outstanding	2,494,389
Net Asset Value, Redemption Price and Offering Price Per Share	$25.96

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3.) are redeemed within one year of purchase. (See Note 3.)

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2018 (Unaudited)

Investment Income:
Interest income	$1,563,207
Total investment income	1,563,207

Expenses:
Advisory fees (Note 3)	188,743
Administration and fund accounting fees	53,655
Transfer agent fees and expenses	30,746
Registration fees	27,041
Audit fees	10,275
Service Fee	8,867
Compliance Fee	7,893
Custody fees	7,787
Legal fees	6,675
Trustees' fees	5,584
Shareholder reporting fees	4,757
Distribution fees (Note 6)	4,457
Miscellaneous expenses	3,916
Insurance fees	1,372
Total expenses	361,768
Expenses waived and reimbursed by the Adviser	(142,434)
Net expenses	219,334
Net investment income	1,343,873

Realized and Unrealized Gain on Investments
Net realized gain on investments	59,984
Net change in unrealized apreciation on investments	230,299
Net realized and unrealized gain on investments	290,283

Net increase in Net Assets Resulting from Operations	$1,634,156

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
Increase in Net Assets from:
Operations:
Net investment income	$1,343,873	$1,822,138
Net realized gain on investments	59,984	227,692
Net change in unrealized appreciation/depreciation on investments	230,299	(39,390)
Net increase in net assets resulting from operations	1,634,156	2,010,440

Distributions to shareholders:
From net investment income:
Class A Shares	(11,459)	(8,796)
Class C Shares	(14,161)	(15,465)
Institutional Class Shares	(1,304,098)	(1,789,687)
From net realized gains:
Class A Shares	(729)	(520)
Class C Shares	(2,016)	(1,083)
Institutional Class Shares	(172,498)	(101,550)
Total distributions to shareholders	(1,504,961)	(1,917,101)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	2,488,499	125,047
Class C Shares	488,403	646,900
Institutional Class Shares	18,543,103	12,915,860
Reinvestment of distributions:
Class A Shares	4,960	7,259
Class C Shares	10,679	15,700
Institutional Class Shares	1,334,856	1,863,544
Cost of shares repurchased:
Class A Shares	(24,599)	-
Class C Shares	(101,674)	(11,207)
Institutional Class Shares	(4,438,088)	(1,429,861)
Net increase in net assets from capital transactions	18,306,139	14,133,242
Total Increase in Net Assets	18,435,334	14,226,581

Net Assets:
Beginning of period	50,161,188	35,934,607
End of period	$68,596,522	$50,161,188
Undistributed net investment income	$26,364	$12,209

Capital Share Transactions:
Shares sold:
Class A Shares	95,804	4,831
Class C Shares	18,826	25,025
Institutional Class Shares	713,293	497,793
Shares reinvested:
Class A Shares	192	281
Class C Shares	412	607
Institutional Class Shares	51,463	71,996
Shares repurchased:
Class A Shares	(947)	-
Class C Shares	(3,930)	(433)
Institutional Class Shares	(170,781)	(55,184)
Net increase in shares outstanding	704,332	544,916

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months			For the Period
	Ended			April 1, 2016*
	March 31, 2018		For the Year Ended	Through
	(Unaudited)		September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.87		$25.78	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.58		1.08	0.32

Net realized and unrealized gain on investments	0.13		0.13	0.72
Total Gain from Investment Operations	0.71		1.21	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.55)		(1.05)	(0.26)
From net realized gain on investments	(0.08)		(0.07)	-
Total Distributions	(0.63)		(1.12)	(0.26)

Net Asset Value, End of Period	$25.95		$25.87	$25.78

Total Return(2)	2.76%	(3)	4.80%	4.15%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,732		$265	$132
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.46%	(4)	1.64%	2.07%	(4)
After fees waived / reimbursed by the Adviser	0.99%	(4)	0.99%	0.99%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.49%	(4)	4.22%	2.55%	(4)
Portfolio turnover rate(5)	7%	(3)	105%	23%	(3)

*	Inception date
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months			For the Period
	Ended			April 1, 2016*
	March 31, 2018		For the Year Ended	Through
	(Unaudited)		September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.83		$25.75	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.47		0.90	0.35
Net realized and unrealized gain on investments	0.13		0.13	0.59
Total Gain from Investment Operations	0.60		1.03	0.94

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.88)	(0.19)
From net realized gain on investments	(0.08)		(0.07)	-
Total Distributions	(0.53)		(0.95)	(0.19)

Net Asset Value, End of Period	$25.90		$25.83	$25.75

Total Return(2)	2.35%	(3)	4.06%	3.77%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,112		$713	$62
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.20%	(4)	2.39%	2.82%	(4)
After fees waived / reimbursed by the Adviser	1.74%	(4)	1.74%	1.74%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.66%	(4)	3.55%	2.74%	(4)
Portfolio turnover rate(5)	7%	(3)	105%	23%	(3)

*	Inception date
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six Months			For the Period
	Ended			April 1, 2016*
	March 31, 2018		For the Year Ended	Through
	(Unaudited)		September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.83		$25.75	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.47		0.90	0.35
Net realized and unrealized gain on investments	0.13		0.13	0.59
Total Gain from Investment Operations	0.60		1.03	0.94

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.88)	(0.19)
From net realized gain on investments	(0.08)		(0.07)	-
Total Distributions	(0.53)		(0.95)	(0.19)

Net Asset Value, End of Period	$25.90		$25.83	$25.75

Total Return(2)	2.35%	(3)	4.06%	3.77%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,112		$713	$62
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.20%	(4)	2.39%	2.82%	(4)
After fees waived / reimbursed by the Adviser	1.74%	(4)	1.74%	1.74%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.66%	(4)	3.55%	2.74%	(4)
Portfolio turnover rate(5)	7%	(3)	105%	23%	(3)

* Inception date
(1) Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3) Not Annualized.
(4) Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Ziegler Floating Rate Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”).  The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Prior to January 1, 2014, the Trust was previously registered as the “Ziegler Capital Management Investment Trust”, “Ziegler Lotsoff Capital Management Investment Trust” and “Lotsoff Capital Management Investment Trust”.  Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Fund.  Valcour Capital Management LLC (“Valcour”) serves as the Sub-Advisor to the Fund.

The investment objective of the Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments. The inception date of the Fund was April 1, 2016. The Fund offers three classes of shares: Class A, Class C and Institutional Class, with an unlimited number of shares of beneficial interest, with no par value per share. Each class of shares represents an equal pro rata interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and
NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler or Valcour in respect to the Fund under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2018:

Level 1 -
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income:
Bank Loans	$-	$66,876,884	$-	$66,876,884
Short-Term Investment	4,480,809	-	-	4,480,809
Total	$4,480,809	$66,876,884	$-	$71,357,693

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at year end.  There were no Level 3 securities held at year end.

(b) Federal Income Taxes - The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. As of March 31, 2018, open tax periods subject to examination by the tax authorities in the United States also include the tax year ended September 30, 2017 and the period ended September 30, 2016. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed monthly.  Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2018 (Unaudited)

(d) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(e) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of March 31, 2018, the Fund held $677,647 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(f) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%.  The Adviser has entered into a Sub-Advisory agreement with Valcour; Valcour compensation is based on assets under management and is paid out of Ziegler’s advisory fee received from the Fund.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year.

At March 31, 2018, the amounts waived by the Adviser by year are as follows:

Year Waived / Reimbursed	Amounts Available for Recoupment	Expiration
2016	$140,818	September 30, 2019
2017	283,615	September 30, 2020
2018	142,434	March 31, 2021
	$566,867

There is a maximum initial sales charge of 4.25% for Class A shares of the Fund.  There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Fund.

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2018 (Unaudited)

The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent, and will retain the full amount if purchased through the Distributor.  For the period ended March 31, 2018, Quasar retained $811 in sales charges on sales of the Class A share of the Fund.

The Fund charges a 1.00% redemption fee on the redemption of Class A share held for 60 days or less.  No redemption fees were charged for the period ended March 31, 2018.

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Fund for the period ended March 31, 2018, were as follows:

Purchases	$21,973,042
Sales	$4,159,432

NOTE 5 – Federal Income Tax Information

At September 30, 2017, the components of accumulated earnings (deficit) for income tax purposes were as follows:

Cost of Investments	$52,672,116
Gross Unrealized Appreciation	629,287
Gross Unrealized Depreciation	(207,609)
Net Unrealized Appreciation on Investments	421,678

Undistributed ordinary income	168,107
Undistributed long-term capital gains	16,584
Accumulated earnings	184,691

Total accumulated gain (loss)	$606,369

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

At September 30, 2017, the Fund had no capital loss carryforwards.

The tax character of distributions paid during the period ended March 31, 2018 and the fiscal year ended September 30, 2017 were as follows:

	Period Ended March 31, 2018	Period Ended September 30, 2017
Distributions Paid From:
Ordinary Income	$1,488,359	$1,917,101
Long Term Capital Gains	16,602	-
Total Distributions Paid	$1,504,961	$1,917,101

Ziegler Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2018 (Unaudited)

NOTE 6 – Distribution Plan

The Trust, on behalf of the Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively.  For the period ended March 31, 2018, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 7 – Line of Credit

The Fund has access to an $8 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.  During the period ended March 31, 2018, the Fund did not draw on this line of credit.

NOTE 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
4/27/2018	4/30/2018	0.10073	0.08418	0.10453

Ziegler Floating Rate Fund
EXPENSE EXAMPLE
March 31, 2018 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Class A
Actual Fund Return	1,000.00	1,027.60	5.00
Hypothetical 5% Return	1,000.00	1,020.00	4.99
Class C
Actual Fund Return	1,000.00	1,023.50	8.78
Hypothetical 5% Return	1,000.00	1,016.26	8.75
Institutional Class
Actual Fund Return	1,000.00	1,028.80	3.74
Hypothetical 5% Return	1,000.00	1,021.24	3.73

(1)
Expenses for the Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios for the Fund reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Floating Rate Fund
OTHER INFORMATION (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC’s website at ww.sec.gov.  The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Fund’s Form N-PX is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

 PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
Ziegler Capital Management, LLC
70 W. Madison Street, Suite 2400
Chicago, Illinois 60602

Investment Sub-Adviser
Valcour Capital Management LLC
c/o Pretium Partners, LLC
810 Seventh Avenue, Suite 2400
New York, New York 10019

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President

Date        6/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Christopher E. Kashmerick
       Christopher E. Kashmerick, President

Date          6/11/2018

By   /s/ Russell B. Simon
   Russell B. Simon, Treasurer

Date         6/11/2018